Vanguard International Value Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (94.3%)1
Australia (0.5%)
BHP Group Ltd.	1,797,423	46,093

Brazil (1.1%)
BB Seguridade Participacoes SA	5,398,900	43,846
IRB Brasil Resseguros S/A	3,595,700	37,640
Cia de Saneamento Basico do Estado de Sao Paulo	1,387,700	19,766
Cogna Educacao	5,288,900	14,350
		115,602
Canada (1.8%)
Suncor Energy Inc.	2,482,200	75,869
Canadian Natural Resources Ltd.	1,773,200	49,870
Canadian National Railway Co.	424,400	39,660
Nutrien Ltd.	537,600	22,948
		188,347
China (4.6%)
Tencent Holdings Ltd.	2,052,200	97,870
Ping An Insurance Group Co. of China Ltd.	8,375,000	94,703
China Mobile Ltd.	10,597,500	87,108
Lenovo Group Ltd.	91,488,000	59,696
ENN Energy Holdings Ltd.	4,600,600	53,481
Shanghai Fosun Pharmaceutical Group Co. Ltd.	18,335,500	48,756
* 58.com Inc. ADR	653,445	36,345
		477,959
Denmark (1.5%)
Carlsberg A/S Class B	345,264	50,420
Pandora A/S	805,516	41,577
Vestas Wind Systems A/S	302,145	29,993
* Genmab A/S	128,922	29,677
		151,667
Finland (1.4%)
Sampo Oyj Class A	1,581,490	71,590
Nokia Oyj	17,864,307	69,541
		141,131
France (11.8%)
Sanofi	2,619,649	252,636
BNP Paribas SA	2,255,844	119,712
Safran SA	731,426	117,933
Credit Agricole SA	7,318,967	98,881
TOTAL SA (XPAR)	1,956,270	95,253
Orange SA	6,635,477	93,799
Atos SE	1,061,395	88,020
Vivendi SA	2,819,754	77,119
Engie SA	4,195,886	72,225
STMicroelectronics NV	2,452,051	68,270
Vinci SA	380,489	42,154
Air Liquide SA	224,558	32,469
Publicis Groupe SA	560,320	24,839

Alstom SA	405,200	21,476
Natixis SA	3,560,935	15,037
		1,219,823
Germany (6.7%)
Fresenius Medical Care AG & Co. KGaA	2,136,107	164,235
SAP SE	1,013,633	132,007
E.ON SE	8,097,730	91,755
Volkswagen AG Preference Shares	465,260	83,474
Bayer AG	1,004,421	80,611
Commerzbank AG	10,692,541	61,359
Beiersdorf AG	433,979	49,202
Knorr-Bremse AG	307,899	33,587
		696,230
Hong Kong (2.7%)
CK Hutchison Holdings Ltd.	15,222,192	134,499
Galaxy Entertainment Group Ltd.	10,278,000	67,265
Swire Pacific Ltd. Class A	7,221,350	63,409
2 ESR Cayman Ltd.	7,601,400	18,792
		283,965
India (1.1%)
ICICI Bank Ltd. ADR	5,452,612	79,499
* State Bank of India	7,838,206	34,851
		114,350
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,256,468	34,641
Bank Mandiri Persero Tbk PT	39,520,500	21,609
		56,250
Ireland (0.5%)
* Ryanair Holdings plc ADR	576,114	49,897

Italy (2.4%)
Eni SPA	5,778,704	80,946
Enel SPA	6,687,500	58,291
Atlantia SPA	1,097,362	26,927
Telecom Italia SPA (Registered)	43,048,710	23,113
Saipem SPA	5,479,194	22,715
CNH Industrial NV	2,206,722	21,019
UniCredit SPA	1,135,386	15,166
		248,177
Japan (15.8%)
Hitachi Ltd.	3,929,800	149,676
Sony Corp.	2,019,300	141,203
Sumitomo Mitsui Financial Group Inc.	3,835,200	134,843
Panasonic Corp.	11,760,200	116,873
Murata Manufacturing Co. Ltd.	1,874,300	106,113
East Japan Railway Co.	998,900	87,955
Astellas Pharma Inc.	4,871,400	86,078
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	78,120
Japan Tobacco Inc.	3,172,800	67,087
Kao Corp.	831,800	66,342
Mitsubishi Electric Corp.	4,616,600	64,010
Daiwa House Industry Co. Ltd.	1,920,200	60,453
Sumitomo Electric Industries Ltd.	4,439,000	59,179
Nintendo Co. Ltd.	158,900	58,452
Shin-Etsu Chemical Co. Ltd.	506,800	57,960

Makita Corp.	1,321,800	50,558
Komatsu Ltd.	2,181,300	48,231
ITOCHU Corp.	1,882,800	43,984
Suzuki Motor Corp.	845,300	38,677
Ryohin Keikaku Co. Ltd.	2,055,100	34,358
Ulvac Inc.	903,909	32,608
Teijin Ltd.	1,227,300	21,943
Daiwa Securities Group Inc.	3,414,000	17,266
Sumitomo Chemical Co. Ltd.	2,747,800	11,676
		1,633,645
Mexico (0.5%)
Grupo Financiero Banorte SAB de CV	9,146,900	56,197

Netherlands (2.2%)
ING Groep NV	6,952,978	75,490
NXP Semiconductors NV	488,675	61,993
Koninklijke DSM NV	375,664	45,721
Wolters Kluwer NV	572,418	43,013
		226,217
Norway (1.5%)
Equinor ASA	3,425,155	61,816
Telenor ASA	2,948,689	53,286
Mowi ASA	1,626,410	38,792
		153,894
Other (0.1%)
3 Vanguard FTSE All-World ex-US ETF	228,301	11,853

Russia (0.3%)
Gazprom PJSC ADR	4,872,368	34,154

Singapore (2.2%)
DBS Group Holdings Ltd.	7,789,300	143,487
Singapore Telecommunications Ltd.	35,267,900	84,864
		228,351
South Africa (0.4%)
Sanlam Ltd.	5,694,926	27,886
Mr Price Group Ltd.	1,575,589	17,752
		45,638
South Korea (4.4%)
Samsung Electronics Co. Ltd.	3,301,075	152,949
Samsung SDI Co. Ltd.	390,650	88,927
SK Hynix Inc.	889,006	67,641
POSCO	316,359	57,314
Hana Financial Group Inc.	984,207	27,199
LG Chem Ltd.	87,451	24,385
KB Financial Group Inc.	605,341	22,268
Shinhan Financial Group Co. Ltd.	561,096	18,310
E-MART Inc.	3,255	300
		459,293
Spain (1.9%)
Telefonica SA	10,944,704	74,027
Banco Bilbao Vizcaya Argentaria SA	13,786,991	71,370
Repsol SA	3,380,951	46,531
		191,928

Sweden (1.6%)
Assa Abloy AB	2,769,991	65,749
Nordea Bank Abp (XSTO)	6,521,935	51,447
Nordea Bank Abp (XHEL)	5,704,472	44,966
		162,162
Switzerland (7.3%)
Novartis AG	2,569,572	242,743
Roche Holding AG	419,124	140,603
ABB Ltd.	3,452,315	80,377
Credit Suisse Group AG	6,226,274	78,731
LafargeHolcim Ltd. (XSWX)	1,492,952	75,873
Adecco Group AG	1,288,237	75,475
Lonza Group AG	118,831	48,803
Alcon Inc.	267,587	15,808
		758,413
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	6,109,404	63,014
Silicon Motion Technology Corp.	371,881	17,065
		80,079
Thailand (0.8%)
Bangkok Bank PCL	13,166,800	60,408
Kasikornbank PCL (Foreign)	4,604,800	20,672
		81,080
United Kingdom (14.0%)
Tesco plc	53,596,238	174,325
Vodafone Group plc	77,777,680	152,813
AstraZeneca plc	1,300,558	127,232
Kingfisher plc	35,971,380	96,575
RELX plc	3,457,833	91,744
Prudential plc	5,068,088	90,113
BP plc	14,362,003	86,462
Barclays plc	37,214,250	82,182
Lloyds Banking Group plc	86,303,273	64,429
Unilever plc	940,970	56,131
Royal Dutch Shell plc Class A (XAMS)	2,039,520	53,455
Standard Life Aberdeen plc	13,192,695	52,421
HSBC Holdings plc	6,896,039	50,136
BP plc ADR	1,354,661	48,944
Ferguson plc	456,902	41,031
Compass Group plc	1,656,176	40,945
GVC Holdings plc	2,247,740	25,990
Aviva plc	4,804,265	25,177
ITV plc	14,022,431	24,983
Direct Line Insurance Group plc	5,486,918	24,438
Royal Dutch Shell plc Class A (XLON)	827,596	21,733
Babcock International Group plc	2,143,115	16,629
		1,447,888
United States (3.9%)
Capri Holdings Ltd.	3,070,208	91,983
Aon plc	396,005	87,220
RenaissanceRe Holdings Ltd.	134,268	25,436
Medtronic plc	1,086,785	125,459
Accenture plc Class A	357,140	73,289
		403,387
Total Common Stocks (Cost $9,218,802)		9,763,670

		Coupon
Temporary Cash Investments (4.7%)1
Money Market Fund (4.6%)
4	Vanguard Market Liquidity Fund	1.730%		4,768,350	476,930

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.566%-1.872%	2/20/20	6,200	6,196
5	United States Treasury Bill	1.546%	3/26/20	3,300	3,293
5	United States Treasury Bill	1.541%	4/30/20	1,250	1,245
					10,734
Total Temporary Cash Investments (Cost $487,591)					487,664
Total Investments (99.0%) (Cost $9,706,393)					10,251,334
Other Assets and Liabilities-Net (1.0%)5,6					107,359
Net Assets (100%)					10,358,693

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.6% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the value of this security represented 0.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $10,732,000 and cash of $1,467,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,500,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2020	2,268	91,533	(2,398)
Topix Index	March 2020	436	67,560	(1,690)
S&P ASX 200 Index	March 2020	364	42,361	786
FTSE 100 Index	March 2020	425	40,506	(1,059)
				(4,361)

Forward Currency Contracts

International Value Fund

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank
plc	4/2/20	JPY	5,778,061	USD	53,540	—	(29)

BNP Paribas	4/2/20	EUR	21,900	USD	24,534	—	(152)

BNP Paribas	4/2/20	AUD	34,023	USD	23,429	—	(627)
Credit Suisse
International	3/16/20	JPY	2,329,000	USD	21,586	—	(39)
Toronto-
Dominion Bank	4/2/20	GBP	13,559	USD	18,152	—	(216)

UBS AG	4/2/20	EUR	11,410	USD	12,711	—	(7)
Toronto-
Dominion Bank	4/2/20	JPY	994,650	USD	9,087	124	—
Toronto-
Dominion Bank	4/2/20	AUD	10,614	USD	7,276	—	(163)
Toronto-
Dominion Bank	4/2/20	GBP	3,923	USD	5,165	25	—
Royal Bank of
Canada	3/16/20	JPY	481,180	USD	4,452	—	—
Royal Bank of
Canada	3/16/20	USD	55,734	JPY	6,016,500	72	—
Barclays Bank
plc	4/2/20	USD	8,827	AUD	12,823	234	—
Goldman Sachs
International	4/2/20	USD	5,366	EUR	4,777	47	—
Goldman Sachs
International	4/2/20	USD	3,729	GBP	2,837	—	(24)
Royal Bank of
Canada	4/2/20	USD	3,656	JPY	398,245	—	(32)
JPMorgan
Chase Bank,
N.A.	4/2/20	USD	3,439	AUD	4,925	139	—

						641	(1,289)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2020, a counterparty had deposited in a segregated account securities with a value of $584,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair

International Value Fund

values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S.
dollar and the ability of the counterparties to fulfill their obligations

International Value Fund

under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default
(including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,103,770	8,659,900	—
Temporary Cash Investments	476,930	10,734	—

International Value Fund

Futures	Contracts—Assets[1]	272	—	—
Futures	Contracts—Liabilities[1]	(4,635)	—	—
Forward Currency Contracts—Assets		—	641	—
Forward Currency Contracts—Liabilities		—	(1,289)	—
Total		1,576,337	8,669,986	—

1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds Realized					Jan. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All
World ex-US ETF	37,084	—	26,478	5,276	(4,029)	133	—	11,853
Vanguard Market
Liquidity Fund	588,088	NA1	NA1	29	37	2,453	—	476,930
Total	625,172			5,305	(3,992)	2,586	—	488,783

1Not applicable—purchases and sales are for temporary cash investment purposes.